Financial risk management and fair values of financial instruments (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Financial Risk Management And Fair Values Of Financial Instruments
Interest rate basis	100 basis points in interest rates	100 basis points in interest rates
Change in profit after tax amount	$ 76,000	$ 594,000	$ 372,000